UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March  31, 2002
                                                -------------------------

Check here if Amendment ; Amendment Number:     __________________

   This Amendment (Check only one.): / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Charles E. Mather III
               -------------------------------
Address:       3819 The Oak Road
               -------------------------------
               Philadelphia, PA 19129
               -------------------------------

Form 13F File Number:  28-10247
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Mehrdad Mehrespand
Title:           Associate
Phone:           (202) 778-9191

Signature, Place, and Date of Signing:

/s/ Mehrdad Mehrespand as attorney-in-fact    Washington, D.C.    May __, 2003
-------------------------------------------   ----------------  ---------------
           [Signature]                          [City, State]         [Date]


   / / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  /X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


   Form 13F File Number              Name

   28-    04580                      PNC Bank Delaware
       ----------------              --------------------------------------
   28-    03877                      Fiduciary Trust Company International
                                     --------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2
                                          -----------------------------------

Form 13F Information Table Entry Total:   3
                                          -----------------------------------

Form 13F Information Table Value Total:   $16,001
                                          -----------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number      Name
    1           28-04580                  PNC Bank Delaware
    2           28-03877                  Fiduciary Trust Company International




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

                           FORM 13-F INFORMATION TABLE

 COLUMN 1            COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6       COLUMN 7               COLUMN 8
--------------  ---------------- -------   ---------- --------- ------- ------ ------------   ----------   ------  --------  ------
                                             VALUE     SHRS OR    SH/    PUT/   INVESTMENT      OTHER            VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT    PRN    CALL   DISCRETION     MANAGERS     SOLE    SHARED    NONE
--------------  ---------------- -------   ---------- --------- ------- ------ ------------   ----------   ------  --------  ------
Exxon Mobil Corp     Common     30231G102    $5,900    167,676    SH           Shared-other                                   3,732

                                                                               Shared-other     1,2                163,944

Federal Home Ln      Common     313400301    $4,087    70,634     SH           Shared-other                                    634
Mtg Corp

                                                                               Shared-other     1                   70,000

Merck & Co Inc       Common     589331107    $6,014    103,400    SH           Shared-other                                    400

                                                                               Shared-other     1                  103,000










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

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